As filed with the Securities and Exchange Commission on June 30, 2010

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21597



                             PRIMECAP ODYSSEY FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)



                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              DAVID H. VAN SLOOTEN
                        225 SOUTH LAKE AVENUE, SUITE 400
                               PASADENA, CA 91101
                     --------------------------------------
                    (Name and address of agent for service)



                                 (626) 304-9222
               Registrant's telephone number, including area code



Date of fiscal year end: OCTOBER 31



Date of reporting period: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.




SEMIANNUAL REPORT
FOR THE SIX MONTHS ENDED APRIL 30, 2010




                                                    LOGO           PRIMECAP(R)
                                                    ---------------ODYSSEY FUNDS

                                                     PRIMECAP ODYSSEY STOCK FUND
                                                    PRIMECAP ODYSSEY GROWTH FUND
                                         PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

                TABLE OF CONTENTS
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------

Letter to Shareholders ......................................................  2

Performance Graphs ..........................................................  9

Expense Example ............................................................. 12

Sector Breakdown ............................................................ 14

Schedule of Investments ..................................................... 16

        PRIMECAP Odyssey Stock Fund ......................................... 16

        PRIMECAP Odyssey Growth Fund ........................................ 20

        PRIMECAP Odyssey Aggressive Growth Fund ............................. 24

Statements of Assets and Liabilities ........................................ 27

Statements of Operations .................................................... 28

Statement of Changes in Net Assets .......................................... 29

        PRIMECAP Odyssey Stock Fund ......................................... 29

        PRIMECAP Odyssey Growth Fund ........................................ 30

        PRIMECAP Odyssey Aggressive Growth Fund ............................. 31

Financial Highlights ........................................................ 32

        PRIMECAP Odyssey Stock Fund ......................................... 32

        PRIMECAP Odyssey Growth Fund ........................................ 33

        PRIMECAP Odyssey Aggressive Growth Fund ............................. 34

Notes to Financial Statements ............................................... 35

Additional Information ...................................................... 43

Management .................................................................. 44

                LETTER TO SHAREHOLDERS
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

For the six months ended April 30, 2010, each of the three PRIMECAP Odyssey Funds outperformed the unmanaged Standard & Poor's 500 Composite Stock Price Index (S&P 500). The PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +17.18%, +19.81%, and +28.63%, respectively. By comparison, the unmanaged S&P 500 produced a total return of +15.66% for the period.

During the six months ended April 30, 2010, the stock market continued its recovery from the financial crisis that began in mid-2007. The S&P 500 was up almost 80% from its low point in March 2009, but it was still down almost 20% from its peak in October 2007. The two best performing sectors in the S&P 500 during the six months ended April 30, 2010 were the consumer discretionary and industrial sectors, which benefited from the improvement in retail sales and the rebuilding of inventory levels as the economy recovered from the recession that began in late 2007.

The PRIMECAP Odyssey Funds are focused on investing in high quality companies that, in our judgment, offer better growth prospects than are anticipated by the market. We remain overweight in the health care sector and underweight in the financials, consumer staples, and energy sectors in each of the three PRIMECAP Odyssey Funds. We are also overweight in the information technology sector in both the PRIMECAP Odyssey Growth Fund and PRIMECAP Odyssey Aggressive Growth Fund.

During the first six months of this fiscal year, relative returns in the PRIMECAP Odyssey Stock Fund benefited from favorable stock selection and an overweight position in the industrials sector. Stock selection in the health care and information technology sectors were the largest contributors to relative returns in the PRIMECAP Odyssey Growth Fund and PRIMECAP Odyssey Aggressive Growth Fund. Each of the PRIMECAP Odyssey Funds also benefited from underweight positions in the consumer staples and energy sectors.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

PRIMECAP ODYSSEY STOCK FUND

From November 1, 2009 to April 30, 2010, the Stock Fund's total return of +17.18% exceeded the S&P 500's total return of +15.66%. On a relative basis, our overweight position and stock selection in the industrials sector and our underweight position in the energy and consumer staples sectors benefited the fund. This benefit was partially offset by our overweight position and poor stock selection in the health care sector.

Five industrial companies were among the top 10 contributors to fund results, including Boeing, Southwest Airlines, and Rockwell Automation. Boeing (+53.9%) appears well-positioned to benefit from the expected growth in global air travel, particularly in the emerging markets. The company is in the process of introducing its new "787 Dreamliner" aircraft, which is more fuel-efficient than current passenger planes. Earnings at Southwest Airlines (+57.0%) have rebounded as air travel volumes recovered. Rockwell Automation (+50.1%), a provider of industrial automation control and information solutions, has benefited from the recovery in industrial production. Other top contributors included Whirlpool (+53.8%), Dress Barn (+53.1%), and Medtronic (+23.5%).

On the negative side were Boston Scientific, Symantec, and GlaxoSmithKline. Boston Scientific (-15.3%) earnings suffered from a 30-day recall of its implantable cardiac defibrillators; the company had failed to receive approval from the Food and Drug Administration for changes in its manufacturing process. Symantec, a provider of security and storage software solutions, declined 4.6%. GlaxoSmithKline, a pharmaceutical company, was down 6.9%.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

The top 10 holdings, which collectively represent 27.3% of the portfolio at the period end, are listed below:

         PRIMECAP ODYSSEY STOCK FUND                   ENDING % OF
         TOP 10 HOLDINGS AS OF 4/30/10               TOTAL PORTFOLIO*
         --------------------------------------------------------------
         Eli Lilly & Co.                                  3.7

         Roche Holding AG                                 3.6

         Amgen Inc.                                       3.2

         Marsh & McLennan Cos.                            2.9

         Medtronic Inc.                                   2.7

         Whirlpool Corp.                                  2.5

         Boeing Co.                                       2.4

         Novartis AG (ADS)                                2.3

         Waters Corp.                                     2.1

         Honeywell International Inc.                     2.0
         --------------------------------------------------------------
         TOTAL % OF PORTFOLIO                            27.3%
         --------------------------------------------------------------

        * The percentage is calculated by using the ending market value of the security divided by the total investments of the fund. The total percentage of portfolio may not sum due to rounding.

PRIMECAP ODYSSEY GROWTH FUND

From November 1, 2009 to April 30, 2010, the Growth Fund's total return was +19.81% compared with the S&P 500's total return of +15.66% and the Russell 1000 Growth Index's total return of +15.79%. Positive stock selection in the health care and information technology sectors was a major contributor to fund returns. The fund also benefited from its underweight position in the consumer staples and energy sectors. Favorable stock selection in the energy sector further helped results.

Three of the top five contributors were in the health care sector: Dendreon (+113.9%), Cepheid (+50.7%), and Immunogen (+24.2%). Dendreon received approval from the Food and Drug Administration for Provenge, a new therapy for certain men with advanced prostate cancer that uses their own immune systems to fight the disease. Immunogen is a biotechnology company that is focused on developing targeted anti-cancer therapies using its expertise in monoclonal antibodies. Southwest Airlines (+57.0%) and LED lighting manufacturer Cree Inc. (+73.9%) were the other top five contributors.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

Although our selections in the health care sector made a positive contribution to returns for the six-month period, certain health care stocks were among the largest detractors from the fund's results, including Boston Scientific (-15.3%), SurModics (-27.4%), and Charles River Laboratories (-8.3%). FormFactor (-11.7%) and Motorola (-17.5%) also hurt the fund's returns.

The top 10 holdings, which collectively represent 27.3% of the portfolio at the period end, are listed below:

         PRIMECAP ODYSSEY GROWTH FUND                   ENDING % OF
         TOP 10 HOLDINGS AS OF 4/30/10               TOTAL PORTFOLIO*
         --------------------------------------------------------------
         Immunogen Inc.                                    4.0

         Amgen Inc.                                        3.6

         Roche Holding AG                                  3.3

         Conceptus Inc.                                    2.7

         Eli Lilly & Co.                                   2.7

         Electronic Arts Inc.                              2.5

         Dendreon Corp.                                    2.3

         Cepheid                                           2.2

         Altera Corp.                                      2.1

         Medtronic Inc.                                    1.9
         --------------------------------------------------------------
         Total % of Portfolio                             27.3%
         --------------------------------------------------------------

        * The percentage is calculated by using the ending market value of the security divided by the total investments of the fund. The total percentage of portfolio may not sum due to rounding.

PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

From November 1, 2009 to April 30, 2010, the Aggressive Growth Fund's total return was +28.63%. This compares favorably to the S&P 500's total return of +15.66% and the Russell Midcap Growth Index's total return of +23.23%. Much of the outperformance in the Aggressive Growth Fund came from the fund's positions in the health care sector. Biotechnology companies Dendreon (+113.9%) and Pharmacyclics (+289.2%) along with medical diagnostic tool companies Cepheid (+50.7%) and OraSure Technologies (+94.5%) were among the top five contributors to returns. The other top five contributor was American Italian Pasta (+44.8%), which was the fund's largest position at the beginning of the period. The company, which is the largest producer of private label dried pasta in the country, has continued to experience strong profit growth.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

The fund's overweight position in the information technology sector and underweight position in the financials sector also helped results. Favorable stock selection in the consumer discretionary, information technology, and financials sectors also contributed positively to fund returns.

On the negative side, an underweight position in consumer discretionary stocks hurt the fund's results. Boston Scientific (-15.3%), SurModics (-27.4%), and Monsanto (-5.5%) were among the biggest detractors from the fund's returns. Monsanto, the leading producer of agricultural seeds and herbicides, has seen earnings growth slow due to lower prices for its Roundup herbicide as well as slower adoption of its next-generation seed technologies.

The top 10 holdings, which collectively represent 32.1% of the portfolio at the period end, are listed below:

         PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND       ENDING % OF
         TOP 10 HOLDINGS AS OF 4/30/10               TOTAL PORTFOLIO*
         --------------------------------------------------------------
         Dendreon Corp.                                 4.6

         Immunogen                                      4.5

         American Italian Pasta Co. (Cl A)              4.5

         Cepheid                                        3.7

         Roche Holding AG                               3.6

         Conceptus Inc.                                 3.1

         Electronic Arts Inc.                           2.6

         Altera Corp.                                   1.9

         BioMarin Pharmaceutical Inc.                   1.9

         Dyax Corp.                                     1.8
         --------------------------------------------------------------
         Total % of Portfolio                          32.1%
         --------------------------------------------------------------

        * The percentage is calculated by using the ending market value of the security divided by the total investments of the fund. The total percentage of portfolio may not sum due to rounding.

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

OUTLOOK

We are mixed in our outlook after the strong recovery in the stock market over the past year. While economic activity has improved and the financial markets have stabilized significantly from a year ago, we are concerned that current valuations in the stock market may be anticipating a stronger recovery than is likely to occur.

Much of the improvement in economic activity has been due to a rebuilding of inventory levels and a rebound in consumer spending from its nadir in the midst of the worst financial crisis since the Great Depression. The recovery has been further aided by various government programs to stimulate the purchase of homes and automobiles. We fear that some of these actions are only pulling forward future demand into the current period. Given the current high rate of unemployment, flat home prices after major declines, anemic income growth, and the likelihood of higher tax rates, it is uncertain that the current rate of growth in the economy is sustainable.

Similarly, the stabilization of the financial markets resulted from dramatic and unprecedented actions taken by the government along with the Federal Reserve's near-zero interest rate policy. It is not clear to us that the rate of improvement in the financial markets will be sustained once the numerous government programs end and the Federal Reserve raises short-term interest rates.

We are also concerned about the fiscal and monetary policies of governments both abroad and in the United States. The recent problems in Greece and other countries in Europe demonstrate the challenges of funding increases in government spending that exceeds the growth rate of the broader economy. At home, many state and municipal governments continue to face fiscal crises due to their inability to fund their budgets. The federal government continues to embark on broad programs that intervene with not only the financial markets but also the broader economy at large. The extensive spending required to pay for these programs may lead to a rise in inflation and a weaker U.S. dollar in the future.

Despite these concerns about the economic environment, we believe there are attractive investment opportunities in the equities market. Corporate earnings have rebounded strongly from 2008-2009 levels, and many companies appear poised to continue to grow earnings rapidly after paring expenses and strengthening their balance sheets over the past few years. Also, despite the current issues in Europe, we are also positive about the long-term impact of globalization and the continued development of emerging markets, which we believe will increase the size of global markets for goods and services. Finally, we remain enthusiastic about the potential for innovation. We believe

LETTER TO SHAREHOLDERS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

that companies that develop new technologies or intellectual capital that increase productivity and improve the longevity and quality of life can grow sales and profits more rapidly than anticipated by the market. In particular, we remain positive about our extensive investments in the health care and information technology sectors. These two sectors also represent areas where the United States has a strong competitive advantage relative to the rest of the world. We will continue to work diligently to identify the companies that we believe will benefit more than expected from innovation, globalization, and restructuring.

Sincerely,

PRIMECAP Management Company



--------------------------------------------------------------------------------

THE FUNDS INVEST IN SMALLER COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY. ALL FUNDS MAY INVEST IN FOREIGN SECURITIES, WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. MUTUAL FUND INVESTING INVOLVES RISK, AND LOSS OF PRINCIPAL IS POSSIBLE. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is a broad based index of 500 stocks, which is widely recognized as representative of the market in general. The RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. These indices do not incur expenses and are not available for investment.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINIONS OF PRIMECAP MANAGEMENT COMPANY AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS, NOR INVESTMENT ADVICE.

                                                                          (5/10)

                PERFORMANCE GRAPH
                PRIMECAP ODYSSEY STOCK FUND
                ----------------------------------------------------------------

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from November 1, 2004 (inception) to April 30, 2010, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

CHART OMITTED

                        PRIMECAP ODYSSEY                S&P 500
                           STOCK FUND                    INDEX
--------------------------------------------------------------------------------
11/1/04                     $10,000                     $10,000
1/31/05                      10,610                      10,493
4/30/05                      10,490                      10,324
7/31/05                      11,530                      11,064
10/31/05                     11,480                      10,868
1/31/06                      12,767                      11,581
4/30/06                      13,047                      11,914
7/31/06                      12,496                      11,658
10/31/06                     13,487                      12,643
1/31/07                      14,158                      13,261
4/30/07                      14,632                      13,729
7/31/07                      14,673                      13,539
10/31/07                     15,359                      14,483
1/31/08                      13,769                      12,955
4/30/08                      13,799                      13,088
7/31/08                      13,544                      12,038
10/31/08                     10,332                       9,256
1/31/09                       9,116                       7,950
4/30/09                      10,095                       8,465
7/31/09                      11,496                       9,633
10/31/09                     12,042                      10,161
1/31/10                      12,793                      10,583
4/30/10                      14,110                      11,752



                                                         TOTAL RETURN
                                                  PERIOD ENDED APRIL 30, 2010
                                                --------------------------------
                                                                   ANNUALIZED
                                                                 SINCE INCEPTION
                                                1 YEAR    5 YEAR   (11/01/04)
                                                -------   ------- --------------
PRIMECAP Odyssey Stock Fund                     39.78%     6.11%      6.47%

S&P 500 Index*                                  38.84%     2.63%      2.99%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

-------------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

                PERFORMANCE GRAPH
                PRIMECAP ODYSSEY GROWTH FUND

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from November 1, 2004 (inception) to April 30, 2010, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

CHART OMITTED

                        PRIMECAP ODYSSEY                S&P 500
                           GROWTH FUND                   INDEX
--------------------------------------------------------------------------------
11/1/04                     $10,000                     $10,000
1/31/05                      10,550                      10,493
4/30/05                      10,450                      10,324
7/31/05                      11,540                      11,064
10/31/05                     11,620                      10,868
1/31/06                      12,908                      11,581
4/30/06                      13,208                      11,914
7/31/06                      12,688                      11,658
10/31/06                     13,769                      12,643
1/31/07                      14,420                      13,261
4/30/07                      14,845                      13,729
7/31/07                      14,764                      13,539
10/31/07                     15,898                      14,483
1/31/08                      13,807                      12,955
4/30/08                      13,919                      13,088
7/31/08                      13,359                      12,038
10/31/08                     10,246                       9,256
1/31/09                       9,200                       7,950
4/30/09                      10,262                       8,465
7/31/09                      12,039                       9,633
10/31/09                     12,437                      10,161
1/31/10                      13,274                      10,583
4/30/10                      14,901                      11,752



                                                         TOTAL RETURN
                                                  PERIOD ENDED APRIL 30, 2010
                                                --------------------------------
                                                                   ANNUALIZED
                                                                 SINCE INCEPTION
                                                1 YEAR    5 YEAR   (11/01/04)
                                                -------   ------- --------------

PRIMECAP Odyssey Growth Fund                     45.20%     7.35%      7.53%

S&P 500 Index*                                   38.84%     2.63%      2.99%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

-------------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

                PERFORMANCE GRAPH
                PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from November 1, 2004 (inception) to April 30, 2010, compared to the S&P 500 Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund's inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

CHART OMITTED

                        PRIMECAP ODYSSEY                S&P 500
                     AGGRESSIVE GROWTH FUND              INDEX
--------------------------------------------------------------------------------
11/1/04                     $10,000                     $10,000
1/31/05                      10,500                      10,493
4/30/05                       9,890                      10,324
7/31/05                      11,220                      11,064
10/31/05                     11,240                      10,868
1/31/06                      12,790                      11,581
4/30/06                      13,110                      11,914
7/31/06                      12,310                      11,658
10/31/06                     13,920                      12,643
1/31/07                      14,915                      13,261
4/30/07                      15,280                      13,729
7/31/07                      14,915                      13,539
10/31/07                     16,253                      14,483
1/31/08                      13,205                      12,955
4/30/08                      13,134                      13,088
7/31/08                      12,685                      12,038
10/31/08                      9,654                       9,256
11/30/08                      8,623                       8,591
12/31/08                      9,491                       8,682
1/31/09                       9,174                       7,950
4/30/09                      10,113                       8,465
7/31/09                      12,276                       9,633
10/31/09                     12,583                      10,161
1/31/10                      13,838                      10,583
4/30/10                      16,185                      11,752


                                                         TOTAL RETURN
                                                  PERIOD ENDED APRIL 30, 2010
                                                --------------------------------
                                                                   ANNUALIZED
                                                                 SINCE INCEPTION
                                                1 YEAR    5 YEAR   (11/01/04)
                                                -------   ------- --------------
PRIMECAP Odyssey Aggressive Growth Fund          60.04%    10.35%      9.16%

S&P 500 Index*                                   38.84%     2.63%      2.99%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-729-2307. THE FUNDS IMPOSE A 2% REDEMPTION FEE ON SHARES HELD LESS THAN 60 DAYS. PERFORMANCE FIGURES REFLECT THE FEE WAIVER IN EFFECT AND, IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURNS WOULD BE LOWER. SHORT-TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF A FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON PAST RETURNS.

-------------
     * The S&P 500 Index is an unmanaged index composed of 500 common stocks weighted by market value; its total return includes reinvestment of dividends and is considered representative of the stock market return as a whole.

                EXPENSE EXAMPLE
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                (UNAUDITED)

As a shareholder of one or more of the funds, you incur ongoing costs, including management fees and other fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six month period beginning October 31, 2009 and held through April 30, 2010.

ACTUAL EXPENSES

The information in the table adjacent to the heading "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table adjacent to the heading "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED) - CONTINUED
                                                             EXPENSES   EXPENSE
                                                               PAID      RATIO
                                                              DURING    DURING
                              BEGINNING          ENDING       PERIOD*   PERIOD*
                                ACCOUNT          ACCOUNT     (10/31/09 (10/31/09
                                 VALUE            VALUE          TO       TO
                              (10/31/09)       (04/30/10)    04/30/10) 04/30/10)
--------------------------------------------------------------------------------

PRIMECAP ODYSSEY STOCK FUND
Actual Performance             $1,000.00        $1,171.80      $3.87      0.72%
Hypothetical Performance
  (5% return before expenses)  $1,000.00        $1,021.23        $3.60    0.72%

PRIMECAP ODYSSEY GROWTH FUND
Actual Performance             $1,000.00        $1,198.10        $3.67    0.67%
Hypothetical Performance
  (5% return before expenses)  $1,000.00        $1,021.45        $3.38    0.67%

PRIMECAP ODYSSEY AGGRESSIVE
  GROWTH FUND
Actual Performance             $1,000.00        $1,286.30        $4.03    0.71%
Hypothetical Performance
  (5% return before expenses)  $1,000.00        $1,021.27        $3.56    0.71%
--------------------------------------------------------------------------------

-------------
     * Expenses are equal to a fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

                SECTOR BREAKDOWN
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------

                          PRIMECAP ODYSSEY STOCK FUND
                ----------------------------------------------------------------
                Consumer Discretionary                          13.1%

                Consumer Staples                                 1.5%

                Energy                                           5.5%

                Financials                                       5.4%

                Health Care                                     22.6%

                Industrials                                     15.0%

                Information Technology                          18.4%

                Materials                                        7.4%

                Telecommunication Services                       0.1%

                Short Term Investments and Other Net Assets     11.0%
                ----------------------------------------------------------------
                TOTAL                                          100.0%
                ----------------------------------------------------------------

                          PRIMECAP ODYSSEY GROWTH FUND
                ----------------------------------------------------------------
                Consumer Discretionary                           7.4%

                Consumer Staples                                 0.1%

                Energy                                           5.1%

                Financials                                       2.9%

                Health Care                                     37.0%

                Industrials                                      8.5%

                Information Technology                          27.4%

                Materials                                        2.5%

                Telecommunication Services                       0.1%

                Short Term Investments and Other Net Assets       9.0%
                ----------------------------------------------------------------
                TOTAL                                           100.0%
                ----------------------------------------------------------------

The tables above list sector allocations as a percentage of each fund's total investments as of April 30, 2010. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

SECTOR BREAKDOWN
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
CONTINUED

                    PRIMECAP Odyssey Aggressive Growth Fund
                ----------------------------------------------------------------
                Consumer Discretionary                           3.6%

                Consumer Staples                                 4.7%

                Energy                                           2.9%

                Financials                                       1.5%

                Health Care                                     40.2%

                Industrials                                      8.4%

                Information Technology                          27.0%

                Materials                                        1.7%

                Telecommunication Services                       0.2%

                Short Term Investments and Other Net Assets      9.8%
                ----------------------------------------------------------------
                Total                                          100.0%
                ----------------------------------------------------------------

The table above lists sector allocations as a percentage of the fund's total investments as of April 30, 2010. The management report makes reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.



                SCHEDULE OF INVESTMENTS
                PRIMECAP ODYSSEY STOCK FUND
                ----------------------------------------------------------------
                APRIL 30, 2010 (UNAUDITED)

 Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS - 89.0%

CONSUMER DISCRETIONARY - 13.1%
 30,500  Amazon.com, Inc. (a) ...................................    $ 4,180,330
 70,700  Bed Bath & Beyond, Inc. (a) ............................      3,249,372
171,900  CarMax, Inc. (a) .......................................      4,223,583
145,400  Collective Brands, Inc. (a) ............................      3,409,630
 64,500  DIRECTV Group, Inc. (The) (a) ..........................      2,336,835
199,300  Dress Barn, Inc. (a) ...................................      5,516,624
 32,200  Kohl's Corp. (a) .......................................      1,770,678
 72,200  Mattel, Inc.............................................      1,664,210
  8,100  Men's Wearhouse, Inc....................................        191,403
 59,900  Sony Corp. - ADR .......................................      2,049,778
 61,000  TJX Cos, Inc............................................      2,826,740
 55,000  Walt Disney Co. (The) ..................................      2,026,200
 71,400  Whirlpool Corp..........................................      7,773,318
                                                                     -----------
                                                                      41,218,701
                                                                     -----------
CONSUMER STAPLES - 1.5%
 27,000  Kellogg Co..............................................      1,483,380
 25,000  PepsiCo, Inc............................................      1,630,500
 24,000  Procter & Gamble Co.....................................      1,491,840
                                                                     -----------
                                                                       4,605,720
                                                                     -----------
ENERGY - 5.5%
 40,000  Cenovus Energy, Inc.....................................      1,172,000
 46,000  EnCana Corp.............................................      1,521,220
 43,500  EOG Resources, Inc......................................      4,877,220
 44,000  National Oilwell Varco, Inc.............................      1,937,320
 20,000  Noble Energy, Inc.......................................      1,528,000
 60,000  Range Resources Corp....................................      2,865,600
 49,134  Schlumberger Ltd........................................      3,509,150
                                                                     -----------
                                                                      17,410,510
                                                                     -----------
FINANCIALS - 5.4%
 45,000  Berkshire Hathaway, Inc. - Class B (a) .................      3,465,000
 54,000  Chubb Corp..............................................      2,854,980
111,100  Discover Financial Services ............................      1,717,606
371,750  Marsh & McLennan Cos, Inc...............................      9,003,785
                                                                     -----------
                                                                      17,041,371
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16



SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
HEALTH CARE - 22.6%
 75,000  Affymetrix, Inc. (a) ...................................    $   520,500
176,600  Amgen, Inc. (a) ........................................     10,129,776
109,800  Biogen Idec, Inc. (a) ..................................      5,846,850
367,700  Boston Scientific Corp. (a) ............................      2,529,776
330,100  Eli Lilly & Co..........................................     11,543,597
 84,000  GlaxoSmithKline PLC - ADR ..............................      3,132,360
 46,000  Johnson & Johnson ......................................      2,957,800
197,700  Medtronic, Inc..........................................      8,637,513
140,950  Novartis AG - ADR ......................................      7,167,308
 17,000  Pfizer, Inc.............................................        284,240
 71,616  Roche Holding AG - CHF .................................     11,319,873
 16,500  Sanofi Aventis - ADR ...................................        562,815
 93,400  Waters Corp. (a) .......................................      6,723,866
                                                                     -----------
                                                                      71,356,274
                                                                     -----------
INDUSTRIALS - 15.0%
 23,800  Alaska Air Group, Inc. (a) .............................        985,558
 50,000  Alexander & Baldwin, Inc................................      1,779,000
253,000  AMR Corp. (a) ..........................................      1,867,140
 45,000  Arkansas Best Corp......................................      1,370,700
103,800  Boeing Co...............................................      7,518,234
 23,500  Caterpillar, Inc........................................      1,600,115
  7,500  Deere & Co..............................................        448,650
 16,000  FedEx Corp..............................................      1,440,160
133,300  Honeywell International, Inc............................      6,327,751
 23,500  JetBlue Airways Corp. (a) ..............................        131,365
140,000  McDermott International, Inc. (a) ......................      3,837,400
  6,200  Norfolk Southern Corp...................................        367,846
 38,800  Pall Corp...............................................      1,512,812
 55,300  Ritchie Bros. Auctioneers, Inc..........................      1,294,020
 74,000  Rockwell Automation, Inc................................      4,493,280
427,400  Southwest Airlines Co...................................      5,633,132
  1,900  Thomas & Betts Corp. (a) ...............................         79,686
 24,000  Union Pacific Corp......................................      1,815,840
 68,400  United Parcel Service, Inc..............................      4,729,176
                                                                      ----------
                                                                      47,231,865
                                                                     -----------

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              17



SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 18.4%
 20,550  Accenture Ltd. - Class A ...............................    $   896,802
180,000  Altera Corp.............................................      4,564,800
131,700  Applied Materials, Inc..................................      1,814,826
 40,321  ASML Holding N.V. - ADR ................................      1,316,884
 50,600  Corning, Inc............................................        974,050
265,100  Electronic Arts, Inc. (a) ..............................      5,134,987
246,800  EMC Corp. (a) ..........................................      4,691,668
  1,000  Google, Inc. (a) .......................................        525,440
 41,500  Hewlett-Packard Co......................................      2,156,755
101,500  Intel Corp..............................................      2,317,245
 49,400  Intersil Corp...........................................        735,072
 66,000  Intuit, Inc. (a) .......................................      2,386,560
 33,100  KLA-Tencor Corp.........................................      1,127,386
460,000  L.M. Ericsson Telephone Co. - ADR ......................      5,290,000
156,100  Microsoft Corp..........................................      4,767,294
112,900  Motorola, Inc...........................................        798,203
 54,800  NeuStar, Inc. - Class A (a) ............................      1,340,956
142,000  NVIDIA Corp. (a) .......................................      2,232,240
 88,500  Oracle Corp.............................................      2,286,840
 22,200  Research In Motion Ltd. (a) ............................      1,580,418
205,700  Symantec Corp. (a) .....................................      3,449,589
235,500  Texas Instruments, Inc..................................      6,125,355
 47,400  Xilinx, Inc.............................................      1,221,972
 24,800  Yahoo!, Inc. (a) .......................................        409,944
                                                                     -----------
                                                                      58,145,286
                                                                     -----------
MATERIALS - 7.4%
  9,725  Domtar Corp. (a) .......................................        688,919
 24,300  Freeport-McMoRan Copper & Gold, Inc.....................      1,835,379
 77,200  Monsanto Co.............................................      4,868,232
 40,000  Newmont Mining Corp.....................................      2,243,200
 21,400  Potash Corp. of Saskatchewan ...........................      2,364,700
 20,000  Schweitzer-Mauduit International, Inc...................      1,138,400
109,993  Vulcan Materials Co.....................................      6,300,399
 80,000  Weyerhauser Co..........................................      3,961,600
                                                                     -----------
                                                                      23,400,829
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18



SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY STOCK FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.1%
115,750     Sprint Nextel Corp. (a) .............................    $   491,938
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $244,471,558) ...........................................  $ 280,902,494
                                                                   -------------

Principal
Amount
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 10.9%
$34,488,413    Dreyfus Treasury Prime Cash Management ...........   $ 34,488,413
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $34,488,413) ............................................     34,488,413
                                                                    ------------
TOTAL INVESTMENTS
  (Cost $278,959,971) - 99.9% ...................................    315,390,907
Other Assets in Excess of Liabilities - 0.1% ....................        244,838
                                                                   -------------
TOTAL NET ASSETS: 100.0% ........................................  $ 315,635,745
                                                                   =============

----------------
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a) Non Income Producing.






      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              19



                SCHEDULE OF INVESTMENTS
                PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED)

 Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON   STOCKS - 91.0%

CONSUMER DISCRETIONARY - 7.4%
  250,000   99 Cents Only Stores (a) ............................ $    3,880,000
   77,900   Amazon.com, Inc. (a) ................................     10,676,974
  213,600   Bed Bath & Beyond, Inc. (a) .........................      9,817,056
  717,000   CarMax, Inc. (a) ....................................     17,616,690
   60,000   Carnival Corp........................................      2,502,000
  166,200   DIRECTV Group, Inc. (The) (a) .......................      6,021,426
  357,900   Dress Barn, Inc. (a) ................................      9,906,672
  228,500   Gentex Corp..........................................      4,910,465
   55,850   Kohl's Corp. (a) ....................................      3,071,191
  200,000   Mattel, Inc..........................................      4,610,000
  343,800   Quiksilver, Inc. (a) ................................      1,832,454
  252,100   Sony Corp. - ADR ....................................      8,626,862
   63,000   TJX Cos, Inc.........................................      2,919,420
                                                                  --------------
                                                                      86,391,210
                                                                  --------------
CONSUMER STAPLES - 0.1%
   25,000   Procter & Gamble Co..................................      1,554,000
                                                                  --------------
Energy - 5.1%
   70,000   Cenovus Energy, Inc..................................      2,051,000
  120,000   EnCana Corp..........................................      3,968,400
  115,400   EOG Resources, Inc...................................     12,938,648
   60,000   Hess Corp............................................      3,813,000
  140,000   National Oilwell Varco, Inc..........................      6,164,200
   50,000   Noble Energy, Inc....................................      3,820,000
  170,000   Oceaneering International, Inc. (a) .................     11,135,000
  100,000   Range Resources Corp.................................      4,776,000
  148,100   Schlumberger Ltd.....................................     10,577,302
                                                                  --------------
                                                                      59,243,550
                                                                  --------------
FINANCIALS - 2.9%
   29,000   Bank of New York Mellon Corp. (The) .................        902,770
   88,950   Berkshire Hathaway, Inc. - Class B (a) ..............      6,849,150
  120,000   Chubb Corp...........................................      6,344,400
  707,150   Marsh & McLennan Cos, Inc............................     17,127,173
  120,000   Progressive Corp. (The) .............................      2,410,800
                                                                  --------------
                                                                      33,634,293
                                                                  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20



SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
HEALTH CARE - 37.0%
  810,000   Abiomed, Inc. (a) ................................... $    7,808,400
1,610,000   Accuray, Inc. (a) ...................................     10,368,400
  281,000   Affymetrix, Inc. (a) ................................      1,950,140
  727,200   Amgen, Inc. (a) .....................................     41,712,192
  232,300   Biogen Idec, Inc. (a) ...............................     12,369,975
  298,200   BioMarin Pharmaceutical, Inc. (a) ...................      6,968,934
1,121,300   Boston Scientific Corp. (a) .........................      7,714,544
1,320,100   Cepheid, Inc. (a) ...................................     26,388,799
  140,000   Cerner Corp. (a) ....................................     11,887,400
   43,248   Charles River Laboratories International, Inc. (a) ..      1,447,943
1,669,500   Conceptus, Inc. (a) .................................     31,620,330
  869,200   Crucell N.V. - ADR ..................................     18,261,892
  505,000   Dendreon Corp. (a) ..................................     27,381,100
  902,200   Eli Lilly & Co.......................................     31,549,934
   88,800   GlaxoSmithKline PLC - ADR ...........................      3,311,352
  220,000   Illumina, Inc. (a) ..................................      9,211,400
4,700,000   Immunogen, Inc. (a) .................................     46,577,000
  100,000   Johnson & Johnson ...................................      6,430,000
  200,000   Kinetic Concepts, Inc. (a) ..........................      8,660,000
  509,100   Medtronic, Inc.......................................     22,242,579
  293,149   Micrus Endovascular Corp. (a) .......................      5,886,432
1,190,000   Nektar Therapeutics (a) .............................      6,612,400
  260,800   Novartis AG - ADR ...................................     13,261,680
  120,000   NuVasive, Inc. (a) ..................................      4,992,000
  160,000   OraSure Technologies, Inc. (a) ......................      1,014,400
  247,632   Roche Holding AG - CHF ..............................     39,141,572
  136,200   SurModics, Inc. (a) .................................      2,533,320
  146,500   Waters Corp. (a) ....................................     10,546,535
  215,000   Wright Medical Group, Inc. (a) ......................      4,037,700
                                                                  --------------
                                                                     431,888,353
                                                                  --------------
INDUSTRIALS - 8.5%
1,617,300   AMR Corp. (a) .......................................     11,935,674
  280,000   C. H. Robinson Worldwide, Inc........................     16,884,000
  136,000   Caterpillar, Inc.....................................      9,260,240
  187,565   Colfax Corp. (a) ....................................      2,447,723
  180,000   Expeditors International Washington, Inc.............      7,333,200
   50,600   FedEx Corp...........................................      4,554,506
  284,550   JetBlue Airways Corp. (a) ...........................      1,590,635


      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              21



SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30,    2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
260,000     McDermott International, Inc. (a) ................... $    7,126,600
107,800     Pall Corp............................................      4,203,122
221,700     Ritchie Bros. Auctioneers, Inc.......................      5,187,780
33,100      Rockwell Automation, Inc.............................      2,009,832
1,426,900   Southwest Airlines Co................................     18,806,542
122,100     United Parcel Service, Inc...........................      8,441,994
                                                                  --------------
                                                                      99,781,848
                                                                  --------------
INFORMATION TECHNOLOGY - 27.4%
   57,850   Accenture Ltd. - Class A ............................      2,524,574
   84,000   Adobe Systems, Inc. (a) .............................      2,821,560
  200,000   Akamai Technologies, Inc. (a) .......................      7,766,000
  960,000   Altera Corp..........................................     24,345,600
  289,300   Applied Materials, Inc...............................      3,986,554
  167,944   ASML Holding N.V. - ADR .............................      5,485,051
  138,000   Avid Technology, Inc. (a) ...........................      2,014,800
   30,000   Cisco Systems, Inc. (a) .............................        807,600
  198,800   Corning, Inc.........................................      3,826,900
  194,700   Cree, Inc. (a) ......................................     14,253,987
   37,000   Cymer, Inc. (a) .....................................      1,263,550
1,488,500   Electronic Arts, Inc. (a) ...........................     28,832,245
  783,700   EMC Corp. (a) .......................................     14,898,137
1,360,000   Flextronics International Ltd. (a) ..................     10,540,000
  629,700   FormFactor, Inc. (a) ................................      9,451,797
   39,410   Google, Inc. - Class A (a) ..........................     20,707,590
   90,000   Hewlett-Packard Co...................................      4,677,300
  185,500   Intel Corp...........................................      4,234,965
  170,000   Intersil Corp. - Class A ............................      2,529,600
  390,400   Intuit, Inc. (a) ....................................     14,116,864
  191,300   KLA-Tencor Corp......................................      6,515,678
1,200,000   L.M. Ericsson Telephone Co. - ADR ...................     13,800,000
   49,000   McAfee, Inc. (a) ....................................      1,702,750
   42,000   Micron Technology, Inc. (a) .........................        392,700
  343,900   Microsoft Corp.......................................     10,502,706
  208,200   Motorola, Inc. (a) ..................................      1,471,974
  195,900   NeuStar, Inc. - Class A (a) .........................      4,793,673
1,090,000   Nuance Communications, Inc. (a) .....................     19,914,300
  380,000   NVIDIA Corp. (a) ....................................      5,973,600
  231,100   Oracle Corp..........................................      5,971,624
   70,000   QUALCOMM, Inc........................................      2,711,800

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22



SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
  409,800   Rambus, Inc. (a) .................................... $    9,888,474
  105,750   Research In Motion Ltd. (a) .........................      7,528,343
  151,800   SanDisk Corp. (a) ...................................      6,055,302
  601,600   Stratasys, Inc. (a) .................................     14,342,144
  442,100   Symantec Corp. (a) ..................................      7,414,017
  371,300   Texas Instruments, Inc...............................      9,657,513
  200,000   Trimble Navigation Ltd. (a) .........................      6,542,000
  207,000   Xilinx, Inc..........................................      5,336,460
                                                                  --------------
                                                                     319,599,732
                                                                  --------------
MATERIALS - 2.5%
  308,000   Monsanto Co..........................................     19,422,480
   17,250   Praxair, Inc.........................................      1,445,033
  146,600   Vulcan Materials Co..................................      8,397,248
                                                                  --------------
                                                                      29,264,761
                                                                  --------------
TELECOMMUNICATION SERVICES - 0.1%
  292,450   Sprint Nextel Corp. (a) .............................      1,242,913
                                                                  --------------
TOTAL COMMON  STOCKS
  (Cost $941,652,163) ........................................... $1,062,600,660
                                                                  --------------

Principal
Amount
SHORT TERM INVESTMENTS - 9.5%
$110,376,292      Dreyfus Treasury Prime Cash Management ........  $ 110,376,292
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost   $110,376,292) .........................................    110,376,292
                                                                  --------------
TOTAL INVESTMENTS
  (Cost $1,052,028,455) - 100.5% ................................  1,172,976,952
Liabilities in Excess of Other Assets - (0.5)% ..................     (5,716,994)
                                                                  --------------
TOTAL NET ASSETS: 100.0%                                          $1,167,259,958
                                                                  ==============


Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
CHF - Swiss Security.
(a) Non Income Producing.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              23



                SCHEDULE OF INVESTMENTS
                PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON   STOCKS - 90.2%
CONSUMER DISCRETIONARY - 3.6%
   63,000  Amazon.com, Inc. (a) .................................  $   8,634,780
  293,400  CarMax, Inc. (a) .....................................      7,208,838
   74,700  DIRECTV Group, Inc. (The) (a) ........................      2,706,381
  140,000  Gentex Corp...........................................      3,008,600
  229,000  Quiksilver, Inc. (a) .................................      1,220,570
                                                                   -------------
                                                                      22,779,169
                                                                   -------------
CONSUMER STAPLES - 4.7%
  736,866  American Italian Pasta Co. - Class A (a) .............     28,907,253
  152,405  Smart Balance, Inc. (a) ..............................      1,013,494
                                                                   -------------
                                                                      29,920,747
                                                                   -------------
ENERGY - 2.9%
  120,000  Cabot Oil & Gas Corp..................................      4,335,600
   32,000  EOG Resources, Inc....................................      3,587,840
   60,000  National Oilwell Varco, Inc...........................      2,641,800
   74,000  Oceaneering International, Inc. (a) ..................      4,847,000
   66,000  Range Resources Corp..................................      3,152,160
                                                                   -------------
                                                                      18,564,400
                                                                   -------------
FINANCIALS - 1.5%
605,820    MarketAxess Holdings, Inc.............................      9,523,490
                                                                   -------------

HEALTH CARE - 40.2%
1,034,673  Abiomed, Inc. (a) ....................................      9,974,248
  915,000  Accuray, Inc. (a) ....................................      5,892,600
  222,000  Affymetrix, Inc. (a) .................................      1,540,680
   82,000  Biogen Idec, Inc. (a) ................................      4,366,500
  510,300  BioMarin Pharmaceutical, Inc. (a) ....................     11,925,711
1,069,800  Boston Scientific Corp. (a) ..........................      7,360,224
  591,600  Cardica, Inc. (a) ....................................      1,419,840
1,172,800  Cepheid, Inc. (a) ....................................     23,444,272
1,053,850  Conceptus, Inc. (a) ..................................     19,959,919
  536,407  Crucell N.V. (a) .....................................     11,269,911
  540,300  Dendreon Corp. (a) ...................................     29,295,066
3,225,000  Dyax Corp. (a) .......................................     11,287,500
2,944,512  Immunogen, Inc. (a) ..................................     29,180,114
  115,000  InterMune, Inc. (a) ..................................      4,894,400
  198,500  Kinetic Concepts, Inc. (a) ...........................      8,595,050
  476,300  Luminex Corp. (a) ....................................      7,744,638

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24



SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
  320,087  Micrus Endovascular Corp. (a) ........................  $   6,427,347
  641,800  Nektar Therapeutics (a) ..............................      8,959,528
  115,000  NuVasive, Inc. (a) ...................................      4,784,000
1,642,600  OraSure Technologies, Inc. (a) .......................     10,414,084
1,233,539  Pharmacyclics, Inc. (a) ..............................      9,362,561
  147,700  Roche Holding AG - CHF ...............................     23,345,974
  116,000  SurModics, Inc. (a) ..................................      2,157,600
  220,000  Wright Medical Group, Inc. (a) .......................      4,131,600
                                                                   -------------
                                                                     257,733,367
                                                                   -------------
INDUSTRIALS - 8.4%
  195,000  Alaska Air Group, Inc. (a) ...........................      8,074,950
1,207,500  AMR Corp. (a) ........................................      8,911,350
  116,000  C. H. Robinson Worldwide, Inc.........................      6,994,800
  441,210  Colfax Corp. (a) .....................................      5,757,790
  745,425  JetBlue Airways Corp. (a) ............................      4,166,926
   53,000  Monster Worldwide, Inc. (a) ..........................        923,790
   82,600  Pall Corp.............................................      3,220,574
  155,400  Ritchie Bros. Auctioneers, Inc........................      3,636,360
  320,600  Southwest Airlines Co.................................      4,225,508
  234,000  US Airways Group, Inc. (a) ...........................      1,654,380
  400,000  Vitran Corp, Inc. (a) ................................      6,076,000
                                                                   -------------
                                                                      53,642,428
                                                                   -------------
INFORMATION TECHNOLOGY - 27.0%
  140,000  3PAR, Inc. (a) .......................................      1,306,200
  180,000  Akamai Technologies, Inc. (a) ........................      6,989,400
  490,000  Altera Corp...........................................     12,426,400
  214,588  ASML Holding N.V. - ADR ..............................      7,008,444
  115,000  Avid Technology, Inc. (a) ............................      1,679,000
  145,600  Cree, Inc. (a) .......................................     10,659,376
   96,500  Cymer, Inc. (a) ......................................      3,295,475
  846,500  Electronic Arts, Inc. (a) ............................     16,396,705
  200,000  EMC Corp. (a) ........................................      3,802,000
  230,000  FARO Technologies, Inc. (a) ..........................      5,798,300
  573,800  FormFactor, Inc. (a) .................................      8,612,738
   17,100  Google, Inc. (a) .....................................      8,985,024
  552,100  Guidance Software, Inc. (a) ..........................      3,246,348
  113,800  Intermec, Inc. (a) ...................................      1,305,286
   80,000  Internet Brands, Inc. (a) ............................        828,000
  255,000  Intuit, Inc. (a) .....................................      9,220,800

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              25



SCHEDULE OF INVESTMENTS
PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
APRIL 30, 2010 (UNAUDITED) -- CONTINUED

 Shares                                                                  Value
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
  165,300  KLA-Tencor Corp.......................................  $   5,630,118
   57,500  McAfee, Inc. (a) .....................................      1,998,125
   40,000  Micron Technology, Inc. (a) ..........................        374,000
  149,200  NeuStar, Inc. - Class A (a) ..........................      3,650,924
  440,000  Nuance Communications, Inc. (a) ......................      8,038,800
  286,550  NVIDIA Corp. (a) .....................................      4,504,566
  311,800  Rambus, Inc. (a) .....................................      7,523,734
  135,100  Research In Motion Ltd. (a) ..........................      9,617,769
  111,700  SanDisk Corp. (a) ....................................      4,455,713
  214,300  SonicWall, Inc. (a) ..................................      2,170,859
  472,200  Stratasys, Inc. (a) ..................................     11,257,248
  207,800  Symantec Corp. (a) ...................................      3,484,806
  120,000  Trimble Navigation Ltd. (a) ..........................      3,925,200
  200,000  Websense, Inc. (a) ...................................      4,554,000
   25,000  Yahoo!, Inc. (a) .....................................        413,250
                                                                   -------------
                                                                     173,158,608
                                                                   -------------
MATERIALS - 1.7%
  173,500  Monsanto Co...........................................     10,940,910
                                                                   -------------
TELECOMMUNICATION SERVICES - 0.2%
  296,700  Sprint Nextel Corp. (a) ..............................      1,260,975
                                                                   -------------
TOTAL COMMON  STOCKS
         (Cost $476,190,986) ....................................  $ 577,524,094
                                                                   -------------

Principal
Amount
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 10.1%
64,647,259 Dreyfus Treasury Prime Cash Management ...............   $ 64,647,259
                                                                   -------------
TOTAL SHORT TERM INVESTMENTS
         (Cost $64,647,259) .....................................     64,647,259
                                                                   -------------
TOTAL INVESTMENTS
         (Cost   $540,838,245) - 100.3% .........................    642,171,353
Liabilities in Excess of Other Assets - (0.3)% ..................     (1,650,172)
                                                                   -------------
TOTAL NET ASSETS: 100.0% ........................................  $ 640,521,181
                                                                   =============
Percentages are stated as a percent of net assets.
ADR      -       American Depository Receipt.
CHF      -       Swiss Security.
(a)      Non     Income Producing.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26



                STATEMENTS OF ASSETS AND LIABILITIES
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                APRIL 30, 2010 (UNAUDITED)

                                         PRIMECAP         PRIMECAP      PRIMECAP
                                         Odyssey          Odyssey   Odyssey Aggressive
                                        Stock Fund      Growth Fund     Growth Fund
                                        ----- ----      ------ ----     ------ ----
ASSETS
Investments, at cost .................  $278,959,971   $1,052,028,455   $540,838,245
                                        ============   ==============   ============

Investments, at value ................  $315,390,907   $1,172,976,952   $642,171,353
Receivables:
  Securities sold ....................          --          3,930,719           --
  Dividends and interest .............       375,308          854,531        215,934
  Fund shares sold ...................     1,181,758        7,682,432      3,714,031
Prepaid expenses and other assets ....        23,812           48,892         31,160
                                        ------------   --------------   ------------
  Total assets .......................   316,971,785    1,185,493,526    646,132,478
                                        ------------   --------------   ------------
LIABILITIES
  Payable for securities purchased ...       438,069       11,003,284      4,514,850
  Payable for fund shares repurchased        395,605          287,522        220,864
  Payable to advisor (Note 6) ........       403,945        1,373,848        751,282
  Payable to the custodian ...........          --          5,354,125           --
  Other accrued expenses & liabilities        98,421          214,789        124,301
                                        ------------   --------------   ------------
   Total liabilities .................     1,336,040       18,233,568      5,611,297
                                        ------------   --------------   ------------
NET ASSETS ...........................  $315,635,745   $1,167,259,958   $640,521,181
                                        ============   ==============   ============


Number of shares issued and
  outstanding (unlimited shares
  authorized, $0.01 par value) .......    23,205,864       80,163,758     40,387,670
                                        ============   ==============   ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE .........  $      13.60   $        14.56   $      15.86
                                        ============   ==============   ============

COMPONENTS OF NET ASSETS
  Paid-in capital ....................  $312,317,383   $1,058,378,971   $551,656,845
  Undistributed net investment
   income ............................       851,489        1,199,721           --
  Accumulated net realized loss
   on investments ....................   (33,968,680)     (13,277,831)   (12,475,879)
  Accumulated net unrealized
   appreciation on investments .......    36,435,553      120,959,097    101,340,215
                                        ------------   --------------   ------------
   Net assets ........................  $315,635,745   $1,167,259,958   $640,521,181
                                        ============   ==============   ============


      The accompanying notes are an integral part of these financial statements.
                                                                              27



                STATEMENTS OF OPERATIONS
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)

                                       PRIMECAP     PRIMECAP      PRIMECAP
                                       Odyssey       Odyssey  Odyssey Aggressive
                                      Stock Fund    Growth Fund    Growth Fund
INVESTMENT INCOME
 Income
  Dividends (net of foreign taxes
   withheld of $119,891, $282,736,
   and $95,254, respectively) .....   $ 2,250,876   $  4,824,771  $    917,657
 Interest income ..................             5             13             8
                                      -----------   ------------  ------------
  Total income ....................     2,250,881      4,824,784       917,665
                                      -----------   ------------  ------------
Expenses
  Advisory fees ...................       754,868      2,516,931     1,346,496
  Fund administration and
   accounting costs ...............        64,694        229,320       117,690
  Professional fees ...............        31,272         34,939        33,421
  Shareholder servicing fees
   and expenses ...................        44,597        143,760       106,613
  Federal and state
   registration fees ..............        16,147         16,509        14,373
  Custody fees ....................        11,562         40,861        27,169
  Trustee fees and expenses .......        14,649         14,949        14,799
  Printing and mailing ............         7,293         21,025        23,272
  Other expenses ..................         9,054         36,944        24,291
                                      -----------   ------------  ------------
   Total expenses .................       954,136      3,055,238     1,708,124
                                      -----------   ------------  ------------
   NET INVESTMENT INCOME (LOSS) ...     1,296,745      1,769,546      (790,459)
                                      -----------   ------------  ------------
CHANGE IN REALIZED AND
UNREALIZED GAIN
ON INVESTMENTS
  Net realized gain on investments      1,353,194      2,187,864     1,400,804
                                      -----------   ------------  ------------
  Net unrealized appreciation
   on investments .................    35,986,474    153,072,991   115,674,216
                                      -----------   ------------  ------------
  Net realized and unrealized gain
   on investments .................    37,339,668    155,260,855   117,075,020
                                      -----------   ------------  ------------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ......   $38,636,413   $157,030,401  $116,284,561
                                      ===========   ============  ============


The accompanying notes are an integral part of these financial statements.
28



                STATEMENT OF CHANGES IN NET ASSETS
                PRIMECAP ODYSSEY STOCK FUND
                -----------------------------------------------------------------------------

                                                             SIX MONTHS
                                                               ENDED          YEAR ENDED
                                                         APRIL 30, 2010(1) OCTOBER  31, 2009
                                                         -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ..................................  $  1,296,745   $   1,659,313
  Net realized income (loss) on investments ..............     1,353,194     (28,008,473)
  Net unrealized appreciation on investments .............    35,986,474      47,825,757
                                                            ------------   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       38,636,413      21,476,597
                                                            ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................    (1,831,079)     (1,193,169)
                                                            ------------   -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................    (1,831,079)     (1,193,169)
                                                            ------------   -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..............................   111,118,033     100,416,214
  Proceeds from reinvestment of distribution .............     1,822,043       1,191,178
  Cost of shares redeemed ................................   (13,783,915)   (129,262,401)
  Redemption fee proceeds ................................         2,100          72,580
                                                            ------------   -------------
   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS    99,158,261     (27,582,429)
                                                            ------------   -------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ...............   135,963,595      (7,299,001)

NET ASSETS
  Beginning of period ....................................   179,672,150     186,971,151
                                                            ------------   -------------
  End of period (includes undistributed net investment
   income of $851,489 and $1,385,823, respectively) ......  $315,635,745   $ 179,672,150
                                                            ============   =============


CHANGE IN CAPITAL SHARES
  Shares outstanding, beginning of period ................    15,370,380      18,503,767
                                                            ------------   -------------
  Shares sold ............................................     8,762,395      10,460,306
  Shares issued on reinvestment of distributions .........       144,721         129,476
  Shares repurchased .....................................    (1,071,632)    (13,723,169)
                                                            ------------   -------------
   Net increase in capital shares ........................     7,835,484      (3,133,387)
                                                            ------------   -------------
  Shares outstanding, end of period ......................    23,205,864      15,370,380
                                                            ============   =============

-----------
(1) Unaudited.

      The accompanying notes are an integral part of these financial statements.
                                                                              29


                STATEMENT OF CHANGES IN NET ASSETS
                PRIMECAP ODYSSEY GROWTH FUND
                ---------------------------------------------------------------------------

                                                          SIX MONTHS
                                                            ENDED           YEAR ENDED
                                                      APRIL 30, 2010(1)  OCTOBER  31, 2009
                                                      ------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ...............................  $    1,769,546   $   1,697,113
  Net realized income (loss) on investments ...........       2,187,864     (13,802,550)
  Net unrealized appreciation on investments ..........     153,072,991     114,126,729
                                                         --------------   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     157,030,401     102,021,292
                                                         --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ...............................      (1,825,837)     (1,291,445)
                                                         --------------   -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................      (1,825,837)     (1,291,445)
                                                         --------------   -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................     376,267,135     371,086,180
  Proceeds from reinvestment of distribution ..........       1,740,542       1,224,200
  Cost of shares redeemed .............................     (72,466,926)   (178,976,597)
  Redemption fee proceeds .............................          24,866          46,291
                                                         --------------   -------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......     305,565,617     193,380,074
                                                         --------------   -------------
   TOTAL INCREASE IN NET ASSETS .......................     460,770,181     294,109,921

NET ASSETS
  Beginning of period .................................     706,489,777     412,379,856
                                                         --------------   -------------
  End of year (including undistributed net investment
   income of $1,199,721 and $1,256,012, respectively)    $1,167,259,958   $ 706,489,777
                                                         ==============   =============


CHANGE IN CAPITAL SHARES
  Shares outstanding, beginning of period .............      57,986,448      40,960,083
                                                         --------------   -------------
   Shares sold ........................................      27,360,244      35,350,990
   Shares issued on reinvestment of distributions .....         132,765         132,203
   Shares repurchased .................................      (5,315,699)    (18,456,828)
                                                         --------------   -------------
    Net increase in capital shares ....................      22,177,310      17,026,365
                                                         --------------   -------------
  Shares outstanding, end of period ...................      80,163,758      57,986,448
                                                         ==============   =============

------------
(1) Unaudited.



The accompanying notes are an integral part of these financial statements.
30




                STATEMENT OF CHANGES IN NET ASSETS
                PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                -------------------------------------------------------------------------

                                                         Six Months
                                                            Ended         Year Ended
                                                      April 30, 2010(1) October 31, 2009
                                                      ----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss .................................  $   (790,459)  $ (1,419,736)
  Net realized income (loss) on investments ...........     1,400,804    (10,430,012)
  Net unrealized appreciation on investments ..........   115,674,216     85,726,892
                                                         ------------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   116,284,561     73,877,144
                                                         ------------   ------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................   194,182,629    125,071,901
  Cost of shares repurchased ..........................   (33,811,236)   (60,586,982)
  Redemption fee proceeds .............................        34,435         40,419
                                                         ------------   ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS .......   160,405,828     64,525,338
                                                         ------------   ------------
   TOTAL INCREASE IN NET ASSETS .......................   276,690,389    138,402,482

NET ASSETS
  Beginning of period .................................   363,830,792    225,428,310
                                                         ------------   ------------
  End of period .......................................  $640,521,181   $363,830,792
                                                         ============   ============


CHANGE IN CAPITAL SHARES
  Shares outstanding, beginning of period .............    29,505,941     23,820,611
                                                         ------------   ------------
   Shares sold ........................................    13,230,773     12,038,983
   Shares repurchased .................................    (2,349,044)    (6,353,653)
                                                         ------------   ------------
    Net increase in capital shares ....................    10,881,729      5,685,330
                                                         ------------   ------------
  Shares outstanding, end of period ...................    40,387,670     29,505,941
                                                         ============   ============

------------
(1) Unaudited.




           The accompanying notes are an integral part of these financial statements.
                                                                                   31




                FINANCIAL HIGHLIGHTS
                PRIMECAP ODYSSEY STOCK FUND
                ---------------------------------------------------------------------------------------------
                FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                        Six Months      Year        Year       Year       Year        Year
                                          Ended        Ended       Ended      Ended      Ended        Ended
                                         Apr. 30,     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,     Oct. 31,
                                          2010(1)      2009         2008       2007       2006       2005(5)
                                          ------      ------     --------     ------     ------     -------

Net asset value, beginning of period ...  $11.69      $10.10     $  15.22     $13.48     $11.48     $ 10.00
                                          ------      ------     --------     ------     ------     -------
Income from investment operations:
  Net investment income (loss) .........    0.04        0.10         0.06       0.07       0.03       (0.01)
  Net realized and unrealized
   gain (loss) on investments ..........    1.96        1.55        (4.99)      1.79       1.97        1.49
                                          ------      ------     --------     ------     ------     -------
Total from investment operations .......    2.00        1.65        (4.93)      1.86       2.00        1.48
                                          ------      ------     --------     ------     ------     -------
LESS DISTRIBUTIONS:
  Dividends from net investment income .   (0.09)      (0.06)       (0.07)     (0.04)      0.00(4)     0.00
  Distributions from realized gain .....    0.00        0.00        (0.12)     (0.08)      0.00(4)     0.00
                                          ------      ------     --------     ------     ------     -------

Total distributions ....................   (0.09)      (0.06)       (0.19)     (0.12)      0.00        0.00
                                          ------      ------     --------     ------     ------     -------
Redemption fee proceeds ................    0.00(4)     0.00(4)      0.00(4)    0.00(4)    0.00(4)     0.00(4)
                                          ------      ------     --------     ------     ------     -------
Net asset value, end of period .........  $13.60      $11.69     $  10.10     $15.22     $13.48     $ 11.48
                                          ======      ======     ========     ======     ======     =======


Total return ...........................   17.18%(3)   16.55%    (32.73%)      13.88%     17.48%      14.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .  $315.6      $179.7     $  187.0     $216.4     $ 88.4     $  30.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ................    0.72%(2)    0.80%        0.79%      0.81%      0.99%       1.80%
  After fees waived and expenses
   absorbed or recouped ................    0.72%(2)    0.80%        0.79%      0.81%      0.99%       1.25%
RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS .........    0.98%(2)    0.96%        0.51%      0.59%      0.41%    (0.11%)

Portfolio turnover rate ................    2.75%(3)   33.55%        9.66%      5.87%      4.09%      12.46%

------------
(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.

The accompanying notes are an integral part of these financial statements.
32


                FINANCIAL HIGHLIGHTS
                PRIMECAP ODYSSEY GROWTH FUND
                ----------------------------------------------------------------------------------------------
                FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                         Six Months     Year        Year        Year       Year        Year
                                           Ended        Ended       Ended       Ended      Ended       Ended
                                          Apr. 30,     Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,    Oct. 31,
                                           2010(1)       2009        2008        2007       2006       2005(5)
                                          --------      ------     --------     ------     ------     -------
Net asset value, beginning of period ...  $  12.18      $10.07     $  15.71     $13.76     $11.62     $ 10.00
                                          --------      ------     --------     ------     ------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........      0.02        0.03         0.03       0.04       0.01       (0.01)
  Net realized and unrealized
   gain (loss) on investments ..........      2.39        2.11        (5.59)      2.07       2.14        1.63
                                          --------      ------     --------     ------     ------     -------
Total from investment operations .......      2.41        2.14        (5.56)      2.11       2.15        1.62
                                          --------      ------     --------     ------     ------     -------
LESS DISTRIBUTIONS:
  Dividends from net investment income       (0.03)      (0.03)       (0.04)     (0.02)      0.00(4)     0.00
  Distributions from realized gain .....      0.00        0.00        (0.04)     (0.14)     (0.01)       0.00
                                          --------      ------     --------     ------     ------     -------
Total distributions ....................     (0.03)      (0.03)       (0.08)     (0.16)     (0.01)       0.00
                                          --------      ------     --------     ------     ------     -------
Redemption fee proceeds ................      0.00(4)     0.00(4)      0.00(4)    0.00(4)    0.00(4)     0.00(4)
                                          --------      ------     --------     ------     ------     -------
Net asset value, end of period .........  $  14.56      $12.18     $  10.07     $15.71     $13.76     $ 11.62
                                          ========      ======     ========     ======     ======     =======


Total return ...........................     19.81%(3)   21.39%    (35.55%)      15.46%     18.49%      16.20%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)    $1,167.3      $706.5     $  412.4     $512.0     $202.2     $  46.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ................      0.67%(2)    0.71%        0.71%      0.75%      0.89%       1.79%
  After fees waived and expenses
   absorbed or recouped ................      0.67%(2)    0.71%        0.71%      0.75%      0.89%       1.25%
RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS .........      0.39%(2)    0.35%        0.26%      0.30%      0.19%    (0.27%)

Portfolio turnover rate ................      2.31%(3)   12.49%       12.72%      4.83%      6.87%       8.84%

(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01 per share.
(5) Commenced operations on November 1, 2004.

                                       The accompanying notes are an integral part of these financial statements.
                                                                                                               33




                FINANCIAL HIGHLIGHTS
                PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND
                ------------------------------------------------------------------------------------------------
                FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
THERETO APPEARING ELSEWHERE IN THIS SEMIANNUAL REPORT.

                                           Six Months      Year          Year        Year       Year        Year
                                             Ended        Ended         Ended       Ended       Ended       Ended
                                            Apr. 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                             2010(1)        2009         2008        2007        2006       2005(5)
                                          ----------      -------     --------     -------     -------     -------
Net asset value, beginning of period ...  $    12.33      $  9.46     $  16.03     $ 13.92     $ 11.24     $ 10.00
                                          ----------      -------     --------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ..................       (0.02)       (0.05)       (0.06)      (0.03)      (0.02)      (0.06)
  Net realized and unrealized
   gain (loss) on investments ..........        3.55         2.92        (6.42)       2.34        2.70        1.30
                                          ----------      -------     --------     -------     -------     -------
Total from investment operations .......        3.53         2.87        (6.48)       2.31        2.68        1.24
                                          ----------      -------     --------     -------     -------     -------
LESS DISTRIBUTIONS:
  Distributions from realized gain .....        0.00         0.00        (0.09)      (0.20)       0.00        0.00
                                          ----------      -------     --------     -------     -------     -------
Redemption fee proceeds ................        0.00(4)      0.00(4)      0.00(4)     0.00(4)     0.00(4)     0.00(4)
                                          ----------      -------     --------     -------     -------     -------
Net asset value, end of period .........  $    15.86      $ 12.33     $   9.46     $ 16.03     $ 13.92     $ 11.24
                                          ==========      =======     ========     =======     =======     =======


Total return ...........................       28.63%(3)    30.34%    (40.60%)       16.76%      23.84%      12.40%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)    $    640.5      $ 363.8     $  225.4     $ 375.2     $ 119.9     $  22.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped ................        0.71%(2)     0.77%        0.78%       0.78%       0.99%       1.82%
  After fees waived and expenses
   absorbed or recouped ................        0.71%(2)     0.77%        0.78%       0.78%       0.99%       1.25%
RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS ................  (0.33%)(2)      (0.54%)     (0.46%)      (0.25%)     (0.33%)     (0.82%)

Portfolio turnover rate ................        2.55%(3)    19.70%       24.32%       6.02%      12.30%       7.38%

(1) Unaudited.
(2) Annualized.
(3) Not Annualized.
(4) Amount represents less than $0.01      per     share.
(5) Commenced operations on November       1,      2004.



The accompanying notes are an integral part of these financial statements.
34

                NOTES TO FINANCIAL STATEMENTS
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)

(1) ORGANIZATION

PRIMECAP Odyssey Funds (the "Trust") was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the "Funds"), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the "Investment Advisor") serves as investment advisor to the Funds. The Funds commenced operations on November 1, 2004.

Each Fund's investment objective is to provide long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares within each Fund have equal rights with respect to voting.

(2) SIGNIFICANT ACCOUNTING POLICIES

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION

        Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market, and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities in a foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates generally are determined prior to the close of the New York Stock Exchange (the "NYSE"). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust's board of trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its net asset value per share ("NAV") may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security's fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

        Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) - CONTINUED

        Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

     B. SHARE VALUATION

        The net asset value per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading.

     C. FOREIGN CURRENCY

        Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     D. FEDERAL INCOME TAXES

        Each Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code. The Funds intend to distribute substantially all of their taxable income and any capital gains in excess of applicable capital loss carryforwards. Accordingly, no provision for Federal income taxes has been made in the accompanying financial statements.

        The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

        There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end October 31, 2009, or for any other tax years which are open for exam. As of October 31, 2009, open tax years include the tax years ended October 31, 2006 through 2009. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) - CONTINUED

     E. ALLOCATION OF EXPENSES

        Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method.

     F. SECURITY TRANSACTIONS, INVESTMENT INCOME, AND DISTRIBUTIONS

        Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/ accreted using the effective interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

     G. USE OF ESTIMATES

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     H. INDEMNIFICATION OBLIGATIONS

        Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

(3) INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2010 were as follows:

FUND                                               PURCHASES            SALES
----                                               ---------            -----
PRIMECAP Odyssey Stock Fund ...............       $ 80,396,334       $ 6,468,164
PRIMECAP Odyssey Growth Fund ..............       $262,972,156       $19,314,883
PRIMECAP Odyssey Aggressive Growth Fund ...       $132,955,229       $11,223,643

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) - CONTINUED

(4) FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and each Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

     Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010, in valuing the Fund's investments carried at fair value:


                                                 Quoted prices   Significant
                                                   in active        other       Significant
                                                  markets for     observable   unobservable
                                                identical assets     inputs       inputs
Fund            Description                         (Level 1)      (Level 2)    (Level 3)        Total
----            -----------                         ---------      ---------    ---------        -----

PRIMECAP        Common Stock                      $  280,902,494  $      --    $      --    $  280,902,494
Odyssey         Stock Short-Term Investments      $   34,488,413  $      --    $      --    $   34,488,413
(Fund)          Total Investments
                  in Securities                   $  315,390,907  $      --    $      --    $  315,390,907

PRIMECAP        Common Stock                      $1,062,600,660  $      --    $      --    $1,062,600,660
Odyssey Growth  Short-Term Investments            $  110,376,292  $      --    $      --    $  110,376,292
(Fund)          Total Investments
                  in Securities                   $1,172,976,952  $      --    $      --    $1,172,976,952

PRIMECAP        Common Stock                      $  577,524,094  $      --    $      --    $  577,524,094
Odyssey         Short-Term Investments            $   64,647,259  $      --    $      --    $   64,647,259
(Aggressive)    Total Investments
(Growth Fund)     in Securities                   $  642,171,353  $      --    $      --    $  642,171,353


---------
Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) - CONTINUED

(5) DISTRIBUTION TO SHAREHOLDERS

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2009, the components of capital on a tax basis were as follows:


                                     PRIMECAP         PRIMECAP         PRIMECAP
                                      Odyssey          Odyssey     Odyssey Aggressive
                                     Stock Fund      Growth Fund      Growth Fund

Cost of investments
  for tax purposes ..............  $ 183,468,929   $ 742,113,539   $ 379,523,723
                                   =============   =============   =============
Gross tax unrealized
  appreciation ..................     21,373,303      75,226,142      54,692,911
Gross tax unrealized
  depreciation ..................    (25,676,185)   (111,380,245)    (69,071,735)
                                   -------------   -------------   -------------
Net tax unrealized depreciation    $  (4,302,882)  $ (36,154,103)  $ (14,378,824)
                                   =============   =============   =============

Currently distributable
  ordinary income ...............  $   1,385,823   $   1,256,012   $        --
Currently distributable long-term
  capital gain ..................           --              --              --
                                   -------------   -------------   -------------
Currently total distributable
  earnings ......................  $   1,385,823   $   1,256,012   $        --
                                   -------------   -------------   -------------
Other accumulated loss ..........  $ (30,569,914)  $ (11,425,486)  $ (13,831,859)
                                   -------------   -------------   -------------
Total accumulated loss ..........  $ (33,486,973)  $ (46,323,577)  $ (28,210,683)
                                   =============   =============   =============

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) - CONTINUED

U.S. Generally Accepted Accounting Principles (GAAP) require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the fiscal year ended October 31, 2009, the reclassifications were as follows:

                              UNDISTRIBUTED      ACCUMULATED
                              NET INVESTMENT    NET REALIZED
                                  INCOME            LOSS       PAID IN CAPITAL
                              --------------    ------------   ---------------
PRIMECAP Odyssey
  Stock Fund ...............        26,346       (2,388,622)       2,362,276
PRIMECAP Odyssey
  Growth Fund ..............       (23,664)          23,664             --
PRIMECAP Odyssey
  Aggressive Growth Fund ...     1,419,736           (1,446)      (1,418,290)


The permanent differences relate to net operating loss and foreign currency adjustments and in-kind transfers of securities with differing book and tax methods of accounting. During the year ended October 31, 2009, the PRIMECAP Odyssey Stock Fund realized a $2,362,276 gain resulting from an in-kind transfer of securities to the PRIMECAP Odyssey Growth Fund in connection with a shareholder redemption. Because such gains are not taxable, the transaction resulted in a permanent book-to-tax difference for the PRIMECAP Odyssey Stock Fund.

At October 31, 2009, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund had capital loss carryovers of $30,569,914, $11,425,486, and $13,831,859, respectively, of which $4,884,883,
$1,686,809, and $3,399,678 expire on October 31, 2016, and $25,685,031,
$9,738,677, and $10,432,181 expire on October 31, 2017, respectively.

Tax components of dividends paid during the six months ended April 30, 2010 and the year ended October 31, 2009 were as follows:

                                                        APRIL 30, 2010
                                                  ------------------------------
                                                   Ordinary         Long-Term
                                                     Income        Capital Gain
                                                  Distributions    Distributions
                                                  -------------    -------------
PRIMECAP Odyssey Stock Fund ................       $ 1,831,079       $      --
PRIMECAP Odyssey Growth Fund ...............       $ 1,825,837       $      --
PRIMECAP Odyssey Aggressive Growth Fund ....       $      --         $      --


                                                       OCTOBER 30, 2010
                                                  ------------------------------
                                                   Ordinary         Long-Term
                                                     Income        Capital Gain
                                                  Distributions    Distributions
                                                  -------------    -------------
PRIMECAP Odyssey Stock Fund ................       $ 1,193,169       $      --
PRIMECAP Odyssey Growth Fund ...............       $ 1,291,445       $      --
PRIMECAP Odyssey Aggressive Growth Fund ....       $      --         $      --

NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) - CONTINUED

The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2009.

(6) INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. Under the terms of the agreement, each of the Funds will pay a fee equal to the following annual percentages of average net assets:
                                                                      ASSETS IN
                                                     FOR THE FIRST    EXCESS OF
                                                     $100,000,000   $100,000,000
                                                        PER FUND      PER FUND
                                                        --------      --------
PRIMECAP Odyssey Stock Fund ...................           0.60%          0.55%
PRIMECAP Odyssey Growth Fund ..................           0.60%          0.55%
PRIMECAP Odyssey Aggressive Growth Fund .......           0.60%          0.55%


The Bank of New York Mellon Corporation serves as the Funds' custodian. U.S. Bancorp Fund Services, LLC ("USBFS") serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds' distributor.

(7) OTHER AFFILIATES

Certain of the Funds' investments are in companies that are considered affiliated companies of a Fund because the Fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:


PRIMECAP ODYSSEY GROWTH FUND

                         MARKET                     PROCEEDS                             MARKET
                       VALUE AS OF                    FROM                              VALUE AT
                       OCTOBER 31,      PURCHASES   SECURITIES   DIVIDEND  REALIZED     APRIL 30,
Common Stock              2009           at Cost       Sold       Income  Gain (Loss)      2010
-----------------------------------------------------------------------------------------------
Conceptus, Inc. ...     20,202,572      9,891,971       --          --         --       31,620,330
Immunogen, Inc. ...           --       36,919,843       --          --         --       46,577,000
Total .............    $20,202,572    $46,811,814       --          --         --      $78,197,330


PRIMECAP ODYSSEY AGGRESSIVE GROWTH FUND

                         MARKET                     PROCEEDS                             MARKET
                       VALUE AS OF                    FROM                              VALUE AT
                       OCTOBER 31,      PURCHASES   SECURITIES   DIVIDEND  REALIZED     APRIL 30,
Common Stock              2009           at Cost       Sold       Income  Gain (Loss)      2010
-----------------------------------------------------------------------------------------------
Immunogen, Inc. ...      3,928,368     18,277,027    --    --   --    29,180,114
Total .............    $ 3,928,368    $18,277,027    --    --   --   $29,180,114


NOTES TO FINANCIAL STATEMENTS
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) - CONTINUED

(8) SUBSEQUENT EVENTS

In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

(9) ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures and Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

                ADDITIONAL INFORMATION
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                (UNAUDITED)

PROXY VOTING PROCEDURES

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's board of trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-729-2307. This information is also available through the SEC's website at http:// www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available on the SEC's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-800-729-2307.

                MANAGEMENT
                PRIMECAP ODYSSEY FUNDS
                ----------------------------------------------------------------
                (UNAUDITED)

PORTFOLIO MANAGERS

PRIMECAP Management Company has five portfolio managers who together have more than 170 years of investment experience. Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund and the PRIMECAP Odyssey Growth Fund. The PRIMECAP Odyssey Aggressive Growth Fund is primarily managed by Messrs. Schow, Kolokotrones, Fried, and Mordecai. A small portion of each Fund's assets may be managed by individuals in the Investment Advisor's research department. The portfolio managers primarily responsible for overseeing the Funds' investments are:

                        NAME                     YEARS OF EXPERIENCE
                        --------------------------------------------
                        Howard B. Schow                 53
                        Mitchell J. Milias              45
                        Theo A. Kolokotrones            39
                        Joel P. Fried                   24
                        Alfred W. Mordecai              12
                        --------------------------------------------

OFFICERS AND TRUSTEES

The Trust's officers, who administer the Funds' daily operations, are appointed by the board of trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds' policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds' web site at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust's executive officers.



                       POSITION(S)    TERM OF OFFICE;
NAME, ADDRESS             HELD            LENGTH OF       PRINCIPAL OCCUPATION(S)
(YEAR OF BIRTH)        WITH TRUST       TIME SERVED         DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------
Howard B. Schow         Co-Chief        Indefinite;      Chairman and Director, Portfolio Manager,
225 South Lake Ave.,    Executive       Since 09/04      Chief Investment Officer, and Principal
Suite 400, Pasadena, CA Officer                          PRIMECAP Management Company
91101-3005
(1927)
---------------------------------------------------------------------------------------------------
Theo A. Kolokotrones    Co-Chief        Indefinite;      President, Director, Portfolio
225 South Lake Ave.,    Executive       Since 09/04      Manager, and Principal
Suite 400, Pasadena, CA Officer                          PRIMECAP Management Company
91101-3005
(1946)
---------------------------------------------------------------------------------------------------

MANAGEMENT
PRIMECAP ODYSSEY FUNDS
--------------------------------------------------------------------------------
(UNAUDITED) - CONTINUED



                       POSITION(S)    TERM OF OFFICE;
NAME, ADDRESS             HELD            LENGTH OF       PRINCIPAL OCCUPATION(S)
(YEAR OF BIRTH)        WITH TRUST       TIME SERVED         DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------
Joel P. Fried           Co-Chief        Indefinite;      Executive Vice President, Director,
225 South Lake Ave.,    Executive       Since 09/04      Portfolio Manager, and Principal
Suite 400, Pasadena, CA Officer and Trustee              PRIMECAP Management Company
91101-3005
(1962)
---------------------------------------------------------------------------------------------------
David H. Van Slooten    Chief Financial Indefinite;      Executive Vice President, Portfolio
225 South Lake Ave.,    Officer and     Since 06/04      Manager, Financial Analyst, and Principal
Suite 400, Pasadena, CA Secretary                        PRIMECAP Management Company
91101-3005
(1963)                  Chief           Indefinite;
                        Administrative  Since 02/09
                        Officer
---------------------------------------------------------------------------------------------------
Karen Chen              Vice President  Indefinite;      Chief Compliance Officer, Director of
225 South Lake Ave.,    of Compliance   Since 10/04      Compliance and Reporting, PRIMECAP
Suite 400, Pasadena, CA and Chief                        Management Company
91101-3005              Compliance
(1973)                  Officer and
                        AML Officer
---------------------------------------------------------------------------------------------------

"INDEPENDENT" TRUSTEES. The table below sets forth certain information about each of the trustees of the Trust who is not an "interested person" of the Trust as defined in the 1940 Act ("Independent
Trustees").

                                                                                NUMBER OF
                                         TERM OF                                PORTFOLIOS    OTHER
                       POSITION(S)       OFFICE;                                  IN FUND   DIRECTOR-
 NAME, ADDRESS            HELD          LENGTH OF        PRINCIPAL OCCUPATION(S) COMPLEX BY SHIPS HELD
(YEAR OF BIRTH)        WITH TRUST       TIME SERVED        DURING PAST 5 YEARS   TRUSTEE(1) BY TRUSTEE
---------------------------------------------------------------------------------------------------
Benjamin F. Hammon      Chairman        Indefinite;      Retired; Director,        3           None
225 South Lake Ave.,    of the          Since 09/04      Institutional Equity
Suite 400, Pasadena, CA Board and                        Sales, Salomon Smith
91101-3005              Trustee                          Barney Inc. (1963-1998)
(1935)
---------------------------------------------------------------------------------------------------
Wayne H. Smith          Chairman        Indefinite;      Retired; President,       3           None
225 South Lake Ave.,    of the Audit    Since 09/04      Wayne H. Smith
Suite 400, Pasadena, CA Committee                        Consulting, Inc. (2002-
91101-3005              and Trustee                      2007); Vice President,
(1941)                                                   Financial Services, Avery
                                                         Dennison Corporation
                                                         (2001-2002); Vice
                                                         President, Financial
                                                         Services, and Treasurer,
                                                         Avery Dennison
                                                         Corporation (1999-2001)
---------------------------------------------------------------------------------------------------

Management
PRIMECAP Odyssey Funds
--------------------------------------------------------------------------------
(Unaudited) - continued


                                                                                NUMBER OF
                                         TERM OF                                PORTFOLIOS    OTHER
                       POSITION(S)       OFFICE;                                  IN FUND   DIRECTOR-
 NAME, ADDRESS            HELD          LENGTH OF        PRINCIPAL OCCUPATION(S) COMPLEX BY SHIPS HELD
(YEAR OF BIRTH)        WITH TRUST       TIME SERVED        DURING PAST 5 YEARS   TRUSTEE(1) BY TRUSTEE
------------------------------------------------------------------------------------------------------
Joseph G. Uzelac        Trustee         Indefinite;      Retired; Managing           3          None
225 South Lake Ave.,                    Since 10/07      Director, Lehman
Suite 400, Pasadena, CA                                  Brothers Global
91101-3005                                               Investment Bank
(1944)                                                   (1988-2007)
------------------------------------------------------------------------------------------------------
Elizabeth D. Obershaw   Trustee         Indefinite;      Managing Director,        3       None
225 South Lake Ave.,                    Since 06/08      Horsley Bridge
Suite 400, Pasadena, CA                                  Partners, a California-
91101-3005                                               based investment advisor
(1960)                                                   (2007-present); Vice
                                                         President and
                                                         Chief Investment
                                                         Officer, Hewlett-Packard
                                                         Company (1991-2007);
                                                         Hewlett-Packard
                                                         Company (1983-1991)
------------------------------------------------------------------------------------------------------

(1) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

"INTERESTED" TRUSTEES. The table below sets forth certain information about each of the trustees of the Trust who is an "interested person" of the Trust as defined by the 1940 Act.

                                                                                NUMBER OF
                                         TERM OF                                PORTFOLIOS    OTHER
                       POSITION(S)       OFFICE;                                  IN FUND   DIRECTOR-
 NAME, ADDRESS            HELD          LENGTH OF        PRINCIPAL OCCUPATION(S) COMPLEX BY SHIPS HELD
(YEAR OF BIRTH)        WITH TRUST       TIME SERVED        DURING PAST 5 YEARS   TRUSTEE(1) BY TRUSTEE
------------------------------------------------------------------------------------------------------
Joel P. Fried(1)        Co-Chief        Indefinite;      Executive Vice              3          None
225 South Lake Ave.,    Executive       Since 09/04      President, Director,
Suite 400, Pasadena,    Officer and                      Portfolio Manager, and
CA 91101-3005           Trustee                          Principal
(1962)                                                   PRIMECAP
                                                         Management Company
------------------------------------------------------------------------------------------------------

(1)  Mr. Fried is an "interested person" of the Trust, as defined by the 1940
     Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

(2) Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

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



                      This page intentionally left blank.

                               Investment Advisor
                          PRIMECAP MANAGEMENT COMPANY
                        225 South Lake Avenue, Suite 400
                           Pasadena, California 91101

                                       o

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                      615 East Michigan Street, 4th Floor
                           Milwaukee, Wisconsin 53202

                                       o

                                   Custodian
                    THE BANK OF NEW YORK MELLON CORPORATION
                                One Wall Street
                            New York, New York 10286

                                       o

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                      615 East Michigan Street, 3rd Floor
                           Milwaukee, Wisconsin 53202

                                       o

                                 Administrator
                        U.S. BANCORP FUND SERVICES, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741

                                       o

                                 Legal Counsel
                             BINGHAM McCUTCHEN LLP
                       355 South Grand Avenue, Suite 4400
                         Los Angeles, California 90071

                                       o

                 Independent Registered Public Accounting Firm
                           PRICEWATERHOUSECOOPERS LLP
                            Three Embarcadero Center
                        San Francisco, California 94111

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE PRIMECAP ODYSSEY FUNDS AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

PRIMECAP, PRIMECAP ODYSSEY, AND THE PRIMECAP ODYSSEY LOGO ARE TRADEMARKS OF PRIMECAP MANAGEMENT COMPANY.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. NOT APPLICABLE.

     (2) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICER PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. FILED HEREWITH.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. NOT APPLICABLE TO OPEN-END INVESTMENT COMPANIES.

(b) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         PRIMECAP Odyssey Funds


         By               /s/ Joel P. Fried
                          Joel P. Fried, Co-Chief Executive Officer

         Date             June 30, 2010


         By               /s/ Howard B. Schow
                          Howard B. Schow, Co-Chief Executive Officer

         Date             June 30, 2010


         By               /s/ Theo A. Kolokotrones
                          Theo A. Kolokotrones, Co-Chief Executive Officer

         Date             June 30, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By               /s/ Joel P. Fried
                          Joel P. Fried, Co-Chief Executive Officer

         Date             June 30, 2010


         By               /s/ Howard B. Schow
                          Howard B. Schow, Co-Chief Executive Officer

         Date             June 30, 2010


         By               /s/ Theo A. Kolokotrones
                          Theo A. Kolokotrones, Co-Chief Executive Officer

         Date             June 30, 2010


         By               /s/ David H. Van Slooten
                          David H. Van Slooten, Chief Financial Officer

         Date             June 30, 2010


PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.